Fair value measurements on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	$ 19,303	$ 23,354
Restricted cash	11,425	7,048
Amounts due from related parties, short-term - Fair Value	5,000	19,108
Notes receivable, net of current portion	8,013	7,554
Amounts due to related parties, short term - Fair Value	(35,979)	0
Long-term borrowings, net - Fair Value	(491,169)	(494,366)
Loans receivable from affiliates - Fair Value	0	16,192
Amounts due from related parties, long-term - Fair Value	0	13,757
Vessels, net	62,789	23,100
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	19,303	23,354
Restricted cash	11,425	7,048
Vessels, net	13,428
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from related parties, short-term - Fair Value	5,000	19,108
Notes receivable, net of current portion	8,013	7,554
Amounts due to related parties, short term - Fair Value	(35,979)
Long-term borrowings, net - Fair Value	(491,169)	(494,366)
Loans receivable from affiliates - Fair Value		16,192
Amounts due from related parties, long-term - Fair Value		13,757
Vessels, net	$ 49,361	$ 23,100